Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position - Summary of Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Detailed Information Of Financial Position [Abstract]
Current account	€ 41,221	€ 34,348
Term deposits	5,102	10,098
Total cash and cash equivalents as reported in statement of financial position	46,323	44,446
Bank overdrafts	0	0
Total cash and cash equivalents as reported in statement of cash flow	€ 46,323	€ 44,446	€ 45,433	€ 73,173